Annual Fund Operating Expenses - Popular Income Plus Fund	Oct. 22, 2025
Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.71%	[1]
Distribution and Service (12b-1) Fees	0.25%	[2]
Component1 Other Expenses	2.12%	[2]
Other Expenses (as a percentage of Assets):	2.73%
Expenses (as a percentage of Assets)	5.81%	[3]
Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.71%	[1]
Distribution and Service (12b-1) Fees	1.00%	[2]
Component1 Other Expenses	2.12%	[2]
Other Expenses (as a percentage of Assets):	2.73%
Expenses (as a percentage of Assets)	6.56%	[3]
Class I Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.71%	[1],[4]
Distribution and Service (12b-1) Fees	0.00%	[2],[4]
Component1 Other Expenses	2.12%	[2],[4]
Other Expenses (as a percentage of Assets):	2.73%	[4]
Expenses (as a percentage of Assets)	5.57%	[3],[4]

[1]	The Fund will impose a 2.00% redemption fee on redemptions made within five business days after acquiring shares.
[2]	The Distribution and/or Service (12b-1) Fee reflects current fees.
[3]	Reflects Interest and Leverage Expenses associated with an investment strategy to enhance portfolio yield. Excluding the leverage expenses, Total Annual Fund Operating Expenses would be 3.69%, 4.44%, and 3.44% for Class A, Class C and Class I Institutional Shares, respectively.
[4]	There are no outstanding Class I Institutional Shares as of the date of this prospectus.